Supplement to the
Fidelity® Treasury Money Market Fund (formerly Treasury Fund)
Advisor B Class and Advisor C Class
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Advisor B Class shares of the fund into Daily Money Class shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Advisor B Class shares in the prospectus will no longer be applicable. Shareholders should consult the Daily Money Class prospectus for more information regarding Daily Money Class shares.

The following information replaces the similar information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information found in the "Fund Summary" section under the "Principal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information found in the "Fund Basics" section under the "Principal Investment Strategies" heading.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information replaces similar information found in the "Fund Basics" section under the "Shareholder Notice" heading.

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity® Treasury Money Market Fund normally invests at least 99.5% of total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities and at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

DMFB-DMFC-16-03 1.480136.134	March 31, 2016

Supplement to the
Fidelity® Tax-Exempt Money Market Fund (formerly Tax-Exempt Fund) and Fidelity® Treasury Money Market Fund (formerly Treasury Fund)
Capital Reserves Class
December 30, 2015
Prospectus

The following information replaces the similar information for each fund found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Fidelity® Tax-Exempt Money Market Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces the similar information Fidelity® Treasury Money Market Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information for Fidelity® Treasury Money Market Fund found in the "Fund Basics" section under the "Principal Investment Strategies" heading.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information replaces similar information for Fidelity® Treasury Money Market Fund found in the "Fund Basics" section under the "Shareholder Notice" heading.

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity® Treasury Money Market Fund normally invests at least 99.5% of total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities and at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

DMFR-16-02 1.480142.133	March 31, 2016

Supplement to the
Fidelity® Tax-Exempt Money Market Fund (formerly Tax-Exempt Fund) and Fidelity® Treasury Money Market Fund (formerly Treasury Fund)
Daily Money Class
December 30, 2015
Prospectus

The following information replaces the similar information for each fund found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Fidelity® Tax-Exempt Money Market Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces the similar information For Fidelity® Treasury Money Market Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information for Fidelity® Treasury Money Market Fund found in the "Fund Basics" section under the "Principal Investment Strategies" heading.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information replaces similar information Fidelity® Treasury Money Market Fund found in the "Fund Basics" section under the "Shareholder Notice" heading.

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity® Treasury Money Market Fund normally invests at least 99.5% of total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities and at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

DMFI-16-02 1.480141.132	March 31, 2016

Supplement to the
Fidelity® Tax-Exempt Money Market Fund
(formerly Tax-Exempt Fund) and Fidelity® Treasury Money Market Fund (formerly Treasury Fund)
December 30, 2015
Prospectus

Fidelity® Tax-Free Money Market Fund has been renamed Fidelity® Tax-Exempt Money Market Fund.

The following information replaces the similar information for each fund found in the "Fund Summary" section under the "Principal Investment Strategies" heading.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information replaces the similar information for Fidelity® Tax-Exempt Money Market found in the "Fund Summary" section under the "Principal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces the similar information for Fidelity® Treasury Money Market fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces similar information for Fidelity® Treasury Money Market Fund found in the "Fund Basics" section under the "Principal Investment Strategies" heading.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

In addition to the principal investment strategies noted above, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

The following information replaces similar information Fidelity® Treasury Money Market Fund found in the "Fund Basics" section under the "Shareholder Notice" heading.

The following is subject to change only upon 60 days' prior notice to shareholders:

Fidelity® Treasury Money Market Fund normally invests at least 99.5% of total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities and at least 80% of the fund's assets in U.S. Treasury securities and repurchase agreements for those securities.

TFM-16-03 1.761611.121	March 31, 2016